Other information about investments (Details 2)		12 Months Ended
		Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 CHF (SFr)	Dec. 31, 2018 EGP (ج.م.)	Dec. 31, 2018 VEF ( )	Dec. 31, 2018 TND (د.ت)	Dec. 31, 2018 SGD ($)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 INR (₨)	Dec. 31, 2018 TRY (₺)	Dec. 31, 2018 CDF (CF)	Dec. 31, 2018 HUF (Ft)	Dec. 31, 2017 EUR (€)
Disclosure of subsidiaries [line items]
Share capital		€ 4,005,000,000														€ 4,005,000,000
% Ownership		80.00%
Eni Duetsch GmbH [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni Deutsch.GmbH
Eni Oil Holdings BV [Member]
Disclosure of subsidiaries [line items]
% Ownership		0.00%
Eni Mineral GMBH [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni Mineralölh.GmbH
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries One [Member]
Disclosure of subsidiaries [line items]
Company name		Ecofuel SpA
Registered office		San Donato Milanese (MI)
Country of operation		Italy
Share capital		€ 52,000,000	$ 394,000
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries One [Member] | Eni SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni SpA
% Ownership		100.00%
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries One [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Two [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Fuel SpA
Registered office		Rome
Country of operation		Italy
Share capital		€ 58,944,310	6,642,928.32
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Two [Member] | Eni SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni SpA
% Ownership		100.00%
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Two [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Two [Member] | Ecofuel SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Ecofuel SpA
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Three [Member]
Disclosure of subsidiaries [line items]
Company name		Raffineria di Gela SpA
Registered office		Gela (CL)
Country of operation		Italy
Share capital		€ 15,000,000	102,000
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Three [Member] | Eni SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni SpA
% Ownership		100.00%
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Three [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Four [Member]
Disclosure of subsidiaries [line items]
Company name		SeaPad SpA
Registered office		Genova
Country of operation		Italy
Share capital		€ 12,400,000	26,000,000
% Ownership		20.00%
% Equity ratio		65.00%
Consolidation or valutation method	[1]	Eq.
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Four [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Four [Member] | Ecofuel SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Ecofuel SpA
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Five [Member]
Disclosure of subsidiaries [line items]
Company name		Servizi Fondo Bombole Metano SpA
Registered office		Rome
Country of operation		Italy
Share capital		€ 13,580,000.20	2,600,000
Consolidation or valutation method	[1]	Co.
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Five [Member] | Eni SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni SpA
% Ownership		100.00%
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Five [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Six [Member]
Disclosure of subsidiaries [line items]
Registered office		Livorno
Share capital | $			200,000
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Six [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Six [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
% Ownership		100.00%
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Seven [Member]
Disclosure of subsidiaries [line items]
Registered office		Genova
Share capital | $			156,000
% Equity ratio		68.00%
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Seven [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Seven [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
% Ownership		75.00%
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Seven [Member] | Eni Duetsch GmbH [Member]
Disclosure of subsidiaries [line items]
% Ownership		25.00%
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Seven [Member] | Ecofuel SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Ecofuel SpA
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Eight [Member]
Disclosure of subsidiaries [line items]
Registered office		Genova
Share capital | $			2,068,000
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Eight [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Eight [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
% Ownership		100.00%
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Eight [Member] | Ecofuel SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Ecofuel SpA
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Nine [Member]
Disclosure of subsidiaries [line items]
Registered office		Milazzo (ME)
Share capital | $			171,143,000
% Equity ratio		50.00%
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Nine [Member] | Eni SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni SpA
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Nine [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Nine [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
% Ownership		89.00%
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Nine [Member] | Eni Oil Holdings BV [Member]
Disclosure of subsidiaries [line items]
% Ownership		11.00%
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Ten [Member]
Disclosure of subsidiaries [line items]
Registered office		Fiumicino (RM)
Share capital | $			852,000
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Ten [Member] | Eni SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni SpA
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Ten [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Ten [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
% Ownership		99.93%
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Ten [Member] | Esain SA [Member]
Disclosure of subsidiaries [line items]
% Ownership		0.07%
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Eleven [Member]
Disclosure of subsidiaries [line items]
Registered office		Genova
Share capital | $			3,326,900
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Eleven [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Eleven [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
% Ownership		100.00%
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Eleven [Member] | Ecofuel SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Ecofuel SpA
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Twelve [Member]
Disclosure of subsidiaries [line items]
Registered office		San Donato Milanese (MI)
Share capital | $			3,085,000
% Equity ratio		70.00%
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Twelve [Member] | Eni SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni SpA
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Twelve [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Twelve [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
% Ownership		100.00%
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Thirteen [Member]
Disclosure of subsidiaries [line items]
Registered office		Milazzo (ME)
Share capital | $			100,000
% Equity ratio		50.00%
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Thirteen [Member] | Raff Milazzo ScpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Raff. Milazzo ScpA
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Thirteen [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
% Ownership		100.00%
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Fourteen [Member] | Eni Mineral GMBH [Member]
Disclosure of subsidiaries [line items]
% Ownership		99.99%
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Fifteen [Member] | Eni Austria GmbH [Member]
Disclosure of subsidiaries [line items]
% Ownership		100.00%
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Sixteen [Member] | Eni Duetsch GmbH [Member]
Disclosure of subsidiaries [line items]
% Ownership		100.00%
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Seventeen [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
% Ownership		100.00%
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Eighteen [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
% Ownership		100.00%
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Nineteen [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
% Ownership		13.00%
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Nineteen [Member] | Eni Ecuador SA [Member]
Disclosure of subsidiaries [line items]
% Ownership		87.00%
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Twenty [Member] | Eni Ecuador SA [Member]
Disclosure of subsidiaries [line items]
% Ownership		99.99%
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Twenty One [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
% Ownership		100.00%
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Twenty Two [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
% Ownership		99.01%
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Twenty Two [Member] | Eni Oil Holdings BV [Member]
Disclosure of subsidiaries [line items]
% Ownership		0.99%
In Italy [Member] | Refining And Marketing [Member] | Subsidiaries Twenty Three [Member] | Eni Ecuador SA [Member]
Disclosure of subsidiaries [line items]
% Ownership		99.99%
In Italy [Member] | Chemicals [Member] | Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Company name		Versalis SpA
Registered office		San Donato Milanese (MI)
Country of operation		Italy
Share capital		€ 1,364,790,000
Shareholders		Eni SpA
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
In Italy [Member] | Chemicals [Member] | Subsidiaries One [Member]
Disclosure of subsidiaries [line items]
Company name		Consorzio Industriale Gas Naturale (in liquidation)
Registered office		San Donato Milanese (MI)
Country of operation		Italy
Share capital		€ 124,000
Consolidation or valutation method	[1]	Eq.
In Italy [Member] | Chemicals [Member] | Subsidiaries One [Member] | Versalis SpA
Disclosure of subsidiaries [line items]
Shareholders		Versalis SpA
In Italy [Member] | Chemicals [Member] | Subsidiaries One [Member] | Raff di Gela SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Raff. di Gela SpA
% Ownership		18.74%
In Italy [Member] | Chemicals [Member] | Subsidiaries One [Member] | Eni SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni SpA
% Ownership		15.37%
In Italy [Member] | Chemicals [Member] | Subsidiaries One [Member] | Syndial SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Syndial SpA
% Ownership		0.76%
In Italy [Member] | Chemicals [Member] | Subsidiaries One [Member] | Raff Milazzo ScpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Raff. Milazzo ScpA
% Ownership		11.58%
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries One [Member]
Disclosure of subsidiaries [line items]
Registered office		Schwedt (Germany)
Share capital		€ 27,000
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries One [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Two [Member]
Disclosure of subsidiaries [line items]
Registered office		Vohburg (Germany)
Share capital		€ 10,226,000
% Equity ratio		20.00%
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Two [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Two [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni International BV
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Three [Member]
Disclosure of subsidiaries [line items]
Registered office		Rivera (Switzerland)
Share capital | SFr					SFr 6,000,000
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Three [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Four [Member]
Disclosure of subsidiaries [line items]
Registered office		Cairo (Egypt)
Share capital | ج.م.						ج.م. 100,000,000
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Four [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Four [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni International BV
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Four [Member] | Eni Oil Holdings BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni Oil Holdings BV
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Five [Member]
Disclosure of subsidiaries [line items]
Registered office		Singapore (Singapore)
Share capital | $									$ 12,000,000
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Five [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Five [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni International BV
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Six [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Abu Dhabi Refining & Trading BV
Registered office		Amsterdam (Netherlands)
Country of operation		Netherlands
Share capital		€ 20,000
Consolidation or valutation method	[1]	Eq.
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Six [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Six [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni International BV
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Six [Member] | Eni Austria GmbH [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni Austria GmbH
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Seven [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Austria GmbH
Registered office		Wien (Austria)
Country of operation		Austria
Share capital		€ 78,500,000
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Seven [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Seven [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni International BV
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Seven [Member] | Eni Duetsch GmbH [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni Deutsch.GmbH
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Eight [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Benelux BV
Registered office		Rotterdam (Netherlands)
Country of operation		Netherlands
Share capital		€ 1,934,040						د.ت 1,000,000
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Eight [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Eight [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni International BV
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Nine [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Deutschland GmbH
Country of operation		Germany
Share capital		€ 90,000,000
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Nine [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Nine [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni International BV
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Nine [Member] | Eni Duetsch GmbH [Member]
Disclosure of subsidiaries [line items]
Registered office		Munich (Germany)
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Nine [Member] | Eni Oil Holdings BV [Member]
Disclosure of subsidiaries [line items]
Country of operation		Eni Oil Holdings BV
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Ten [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Ecuador SA
Registered office		Quito (Ecuador)
Country of operation		Ecuador
Share capital			103,142.08		420,000
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Ten [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Ten [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni International BV
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Ten [Member] | Esain SA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Esain SA
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Eleven [Member]
Disclosure of subsidiaries [line items]
Company name		Eni France Sàrl
Registered office		Lyon (France)
Country of operation		France
Share capital		€ 56,800,000					120,867
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Eleven [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Eleven [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni International BV
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Eleven [Member] | Ecofuel SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Ecofuel SpA
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Twelve [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Iberia SLU
Registered office		Alcobendas (Spain)
Country of operation		Spain
Share capital		€ 17,299,100
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Twelve [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Twelve [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni International BV
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Thirteen [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Lubricants Trading (Shanghai) Co Ltd
Registered office		Shanghai (China)
Country of operation		China
Share capital		€ 409,034
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Thirteen [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Thirteen [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni International BV
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Fourteen [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Marketing Austria GmbH
Registered office		Wien (Austria)
Country of operation		Austria
Share capital		€ 19,621,665.23
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Fourteen [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni International BV
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Fifteen [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Mineralölhandel GmbH
Registered office		Wien (Austria)
Country of operation		Austria
Share capital		€ 34,156,232.06
Shareholders		Eni Austria GmbH
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Sixteen [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Schmiertechnik GmbH
Registered office		Wurzburg (Germany)
Country of operation		Germany
Share capital		€ 2,000,000
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Seventeen [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Suisse SA
Registered office		Lausanne (Switzerland)
Country of operation		Switzerland
Share capital | SFr					102,500,000
Shareholders		Eni International BV
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Seventeen [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni International BV
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Seventeen [Member] | Eni Oil Holdings BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni Oil Holdings BV
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Eighteen [Member]
Disclosure of subsidiaries [line items]
Company name		Eni USA R&M Co Inc
Registered office		Wilmington (USA)
Country of operation		USA
Share capital | $			11,000,000
Shareholders		Eni International BV
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Nineteen [Member]
Disclosure of subsidiaries [line items]
Company name		Esacontrol SA
Registered office		Quito (Ecuador)
Country of operation		Ecuador
Share capital | $			60,000
Consolidation or valutation method	[1]	Eq.
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Nineteen [Member] | Eni Ecuador SA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni Ecuador SA
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Twenty [Member]
Disclosure of subsidiaries [line items]
Company name		Esain SA
Registered office		Quito (Ecuador)
Country of operation		Ecuador
Share capital | $			30,000
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Twenty One [Member]
Disclosure of subsidiaries [line items]
Company name		Oléoduc du Rhône SA
Registered office		Valais (Switzerland)
Country of operation		Switzerland
Share capital | SFr					SFr 7,000,000
Shareholders		Eni International BV
Consolidation or valutation method	[1]	Eq.
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Twenty Two [Member]
Disclosure of subsidiaries [line items]
Company name		OOO “Eni-Nefto”
Registered office		Moscow (Russia)
Country of operation		Russia
Share capital | ₽										₽ 1,010,000
Consolidation or valutation method	[1]	Eq.
Outside Italy [Member] | Refining And Marketing [Member] | Subsidiaries Twenty Three [Member]
Disclosure of subsidiaries [line items]
Company name		Tecnoesa SA
Registered office		Quito (Ecuador)
Country of operation		Ecuador
Share capital | $			36,000
Consolidation or valutation method	[1]	Eq.
Outside Italy [Member] | Chemicals [Member] | Subsidiaries One [Member]
Disclosure of subsidiaries [line items]
Company name		Dunastyr Polisztirolgyártó Zártkörûen Mûködõ Részvénytársaság
Registered office		Budapest (Hungary)
Country of operation		Hungary
Share capital | Ft															Ft 8,092,160,000
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Outside Italy [Member] | Chemicals [Member] | Subsidiaries One [Member] | Versalis SpA
Disclosure of subsidiaries [line items]
Shareholders		Versalis SpA
% Ownership		96.34%
Outside Italy [Member] | Chemicals [Member] | Subsidiaries One [Member] | Versalis Deutsc GmbH [Member]
Disclosure of subsidiaries [line items]
Shareholders		Versalis Deutsc.GmbH
% Ownership		1.83%
Outside Italy [Member] | Chemicals [Member] | Subsidiaries One [Member] | Versalis Int SA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Versalis Int.SA
% Ownership		1.83%
Outside Italy [Member] | Chemicals [Member] | Subsidiaries Two [Member]
Disclosure of subsidiaries [line items]
Company name		Versalis Americas Inc
Registered office		Dover, Delaware (USA)
Country of operation		USA
Share capital | $			$ 100,000
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Outside Italy [Member] | Chemicals [Member] | Subsidiaries Two [Member] | Versalis International SA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Versalis International SA
Outside Italy [Member] | Chemicals [Member] | Subsidiaries Three [Member]
Disclosure of subsidiaries [line items]
Company name		Versalis Congo Sarlu
Registered office		Pointe-Noire (Republic of the Congo)
Country of operation		Republic of the Congo
Share capital | CF														CF 1,000,000
% Ownership		100.00%
Consolidation or valutation method	[1]	Eq.
Outside Italy [Member] | Chemicals [Member] | Subsidiaries Three [Member] | Versalis International SA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Versalis International SA
Outside Italy [Member] | Chemicals [Member] | Subsidiaries Four [Member]
Disclosure of subsidiaries [line items]
Company name		Versalis Deutschland GmbH
Registered office		Eschborn (Germany)
Country of operation		Germany
Share capital		€ 100,000
Shareholders		Versalis SpA
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Outside Italy [Member] | Chemicals [Member] | Subsidiaries Five [Member]
Disclosure of subsidiaries [line items]
Company name		Versalis France SAS
Registered office		Mardyck (France)
Country of operation		France
Share capital		€ 126,115,582.90
Shareholders		Versalis SpA
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Outside Italy [Member] | Chemicals [Member] | Subsidiaries Six [Member]
Disclosure of subsidiaries [line items]
Company name		Versalis International SA
Registered office		Bruxelles (Belgium)
Country of operation		Belgium
Share capital		€ 15,449,173.88
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Outside Italy [Member] | Chemicals [Member] | Subsidiaries Six [Member] | Versalis SpA
Disclosure of subsidiaries [line items]
Shareholders		Versalis SpA
% Ownership		59.00%
Outside Italy [Member] | Chemicals [Member] | Subsidiaries Six [Member] | Versalis Deutsc GmbH [Member]
Disclosure of subsidiaries [line items]
Shareholders		Versalis Deutsc.GmbH
% Ownership		23.71%
Outside Italy [Member] | Chemicals [Member] | Subsidiaries Six [Member] | Dunastyr Zrt [Member]
Disclosure of subsidiaries [line items]
Shareholders		Dunastyr Zrt
% Ownership		14.43%
Outside Italy [Member] | Chemicals [Member] | Subsidiaries Six [Member] | Versalis France [Member]
Disclosure of subsidiaries [line items]
Shareholders		Versalis France
% Ownership		2.86%
Outside Italy [Member] | Chemicals [Member] | Subsidiaries Seven [Member]
Disclosure of subsidiaries [line items]
Company name		Versalis Kimya Ticaret Limited Sirketi
Registered office		Istanbul (Turkey)
Country of operation		Turkey
Share capital | ₺													₺ 20,000
Shareholders		Versalis Int.SA
% Ownership		100.00%
Consolidation or valutation method	[1]	Eq.
Outside Italy [Member] | Chemicals [Member] | Subsidiaries Eight [Member]
Disclosure of subsidiaries [line items]
Company name		Versalis Pacific (India) Private Ltd
Registered office		Mumbai (India)
Country of operation		India
Share capital | ₨												₨ 238,700
Consolidation or valutation method	[1]	Eq.
Outside Italy [Member] | Chemicals [Member] | Subsidiaries Eight [Member] | Versalis Sing. P. Ltd [Member]
Disclosure of subsidiaries [line items]
Shareholders		Versalis Sing. P. Ltd
% Ownership		99.99%
Outside Italy [Member] | Chemicals [Member] | Subsidiaries Eight [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
Outside Italy [Member] | Chemicals [Member] | Subsidiaries Nine [Member]
Disclosure of subsidiaries [line items]
Company name		Versalis Pacific Trading (Shanghai) Co Ltd
Registered office		Shanghai (China)
Country of operation		China
Share capital | ¥											¥ 1,000,000
Shareholders		Versalis SpA
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Outside Italy [Member] | Chemicals [Member] | Subsidiaries Ten [Member]
Disclosure of subsidiaries [line items]
Company name		Versalis Singapore Pte Ltd
Registered office		Singapore (Singapore)
Country of operation		Singapore
Share capital | $									$ 80,000
Shareholders		Versalis SpA
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Outside Italy [Member] | Chemicals [Member] | Subsidiaries Eleven [Member]
Disclosure of subsidiaries [line items]
Company name		Versalis UK Ltd
Registered office		London (United Kingdom)
Country of operation		United Kingdom
Share capital | £				£ 4,004,042
Shareholders		Versalis SpA
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.

[1]	F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value